Fair value option - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term debt, carrying amount	$ 240
Maximum
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair market value of unfunded lending-related commitments for which the fair value option was elected, included in other liabilities	1	1
Written Loan Commitment, Fair Value Option
Fair Value, Option, Quantitative Disclosures [Line Items]
Amount of unfunded lending-related commitments for which the fair value option was elected	120
Operations
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term debt, fair value	$ 326	$ 269